UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

Rule One Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Rule One Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

Rule One Fund

Founders Class Shares (TICKER: RULRX)

This semi-annual shareholder report contains important information about the Rule One Fund, Founders Class for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at ruleonefund.com. You can also request this information by contacting us at (833) 785‑3663.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$96	1.99%¹
¹	Annualized.

How did the Fund perform during the period?

For the six-month period ended June 30, 2026, the Rule One Fund – Founder's Class Shares (the "Fund") returned -11.69%, compared with returns of 9.76% for the Dow Jones Industrial Average Total Return Index and 10.21% for the S&P 500® Index, the Fund's broad-based benchmarks, over the same period.

What factors influenced performance?

The Fund underperformed its benchmarks primarily because market gains during the period were concentrated in companies we don’t own that are associated with AI infrastructure spending — including Caterpillar (+85.9%) and Cisco (+52.5%) — while many of the fundamentally strong businesses the Fund favors declined in price.

Among the Fund’s holdings, Netflix (-25.7%) was the most significant detractor for the period, as its shares declined despite what we view as strong underlying fundamentals and a wide moat. By contrast, Sprouts Farmers Market (+9.7%) was a notable contributor, illustrating the market’s uneven treatment of the businesses we own.

Our core investment philosophy remains unchanged: when the market becomes overly enthusiastic about an industry, we are sellers; when it becomes overly fearful, we are buyers. Sometimes when Mr. Market overprices with one hand, he underprices with the other. We have started to deploy capital into select businesses we view as oversold, well managed, and cash-flow generative. As of June 30, 2026, the Fund held approximately 35% of its net assets in cash, cash equivalents, short-term bonds, and collateral supporting cash-secured option positions. This cash position continues to weigh on our returns but we consider it an important hedge against a severe market correction.

We continue to adhere to our Rule One principles: we remain patient, we do not chase trends, and we invest in big moat companies at prices we believe are low relative to value. These principles are rooted in a long tradition of value investing, and we believe they continue to serve shareholders well across all market environments.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Founders Class - $29,132
S&P 500® Index - $60,952
Dow Jones Industrial Average Total Return Index - $48,544
$65,000
$60,000
$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
06/03/2019*
06/30/2019
06/30/2020
06/30/2021
06/30/2022
06/30/2023
06/30/2024
06/30/2025
06/30/2026

*Inception

Annual Performance

            Average Annual Total Return

	1 Year	5 Years	Since Inception
Founders Class	-17.44%	2.34%	5.46%
S&P 500® Index	22.32%	13.41%	17.06%
Dow Jones Industrial Average Total Return Index	20.65%	10.78%	13.35%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Dow Jones Industrial Average Total Return Index consists of 30 large, publicly traded U.S. companies across various industries and is widely recognized as a benchmark for the overall performance of the U.S. stock market.

For more recent performance information visit ruleonefund.com.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Rule One Fund Tailored Shareholder Report

Sector Breakdown

Information Technology
20.77%
Communication Services
14.88%
Consumer Discretionary
11.06%
Consumer Staples
8.96%
Financials
3.43%
Health Care
2.28%

Fund Investments - Asset Type

Top Ten Holdings
Federated Government Obligations Fund	33.15%
Netflix, Inc.	14.88%
Constellation Software, Inc.	11.76%
Sprouts Farmers Market, Inc.	8.96%
Salesforce, Inc.	7.94%
Lululemon Athletica, Inc.	7.18%
CALL Zoetis, Inc. 01/21/2028 C40	4.50%
Pool Corp.	3.12%
Zoetis, Inc.	2.28%
Federal National Mortgage Assoc.	1.37%

Key Fund Statistics

(as of June 30, 2026 )

Fund Net Assets	$189,512,753
Number of Holdings	40
Total Net Advisory Fee	$1,756,175
Portfolio Turnover Rate	39.70%

For additional information about the Fund, including its prospectus, summary prospectus, financial information, holdings and proxy information, visit ruleonefund.com.

What did the Fund invest in?

(% of Net Assets as of June 30, 2026 )

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Six Months Ended

June 30, 2026 (unaudited)

(833) RULE-ONE
ruleonefund.com

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

FINANCIAL STATEMENTS

AND OTHER INFORMATION

RULE ONE FUND

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

		Shares	Value
61.38%	COMMON STOCKS

14.88%	COMMUNICATION SERVICES
	Netflix, Inc.(A)	395,000	$28,203,000

11.06%	CONSUMER DISCRETIONARY
	Lululemon Athletica, Inc.(A)	119,200	13,610,256
	NIKE, Inc.	35,000	1,436,750
	Pool Corp.	27,500	5,909,750
			20,956,756

8.96%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.(A)	200,800	16,983,664

3.43%	FINANCIALS
	Federal Home Loan Mortgage Corp.(A)	400,000	2,392,000
	Federal National Mortgage Assoc.(A)	400,000	2,604,000
	PayPal Holdings, Inc.	35,000	1,511,300
			6,507,300

2.28%	HEALTH CARE
	Zoetis, Inc.	60,000	4,311,600

20.77%	INFORMATION TECHNOLOGY
	Constellation Software, Inc.	11,800	22,278,400
	Microsoft Corp.	5,500	2,051,610
	Salesforce, Inc.	96,000	15,039,360
			39,369,370

61.38%	TOTAL COMMON STOCKS		116,331,690
	(Cost: $112,051,770)

33.15%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 3.50%(B)(C)	62,823,662	62,823,662
	(Cost: $62,823,662)

RULE ONE FUND

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

5.43%	OPTIONS PURCHASED(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
4.50%	CALL OPTIONS
	Zoetis, Inc.	2,400	$17,246,400	$40.00	01/21/2028	$8,520,000
	TOTAL CALL OPTIONS					8,520,000
	(Cost: $10,445,886)

0.93%	PUT OPTIONS
	iShares Semiconductor ETF	650	41,649,400	400.00	03/19/2027	1,628,250
	Microsoft Corp.	100	3,730,200	330.00	07/10/2026	2,400
	Pool Corp.	220	4,727,800	160.00	07/17/2026	31,900
	SPDR S&P 500 ETF Trust	685	51,153,745	640.00	07/10/2026	4,795
	SPDR S&P 500 ETF Trust	6,500	485,400,500	675.00	07/10/2026	97,500
	TOTAL PUT OPTIONS					1,764,845
	(Cost: $3,237,641)

5.43%	TOTAL OPTIONS PURCHASED					10,284,845
	(Cost: $13,683,527)

99.96%	TOTAL INVESTMENTS					189,440,197
	(Cost: $188,558,959)
0.04%	Other assets, net of liabilities					72,556
100.00%	NET ASSETS					$189,512,753

(A)Non-income producing.

(B)Effective 7 day yield as of June 30, 2026.

(C)All or a portion of the securities are held as collateral for options written. On June 30, 2026, the value of securities held as collateral was $35,947,300.

RULE ONE FUND

Schedule of Options WrittenJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

(0.51%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.30%)	CALL OPTIONS
	Lululemon Athletica, Inc.	175	$(1,998,150)	$118.00	07/02/2026	$(11,200)
	Microsoft Corp.	55	(2,051,610)	377.50	07/06/2026	(21,450)
	Netflix, Inc.	250	(1,785,000)	85.00	07/17/2026	(10,750)
	NIKE, Inc.	350	(1,436,750)	49.00	07/17/2026	(12,950)
	PayPal Holdings, Inc.	350	(1,511,300)	62.50	09/18/2026	(5,950)
	Pool Corp.	75	(1,611,750)	300.00	07/17/2026	(7,125)
	Pool Corp.	200	(4,298,000)	210.00	10/16/2026	(427,000)
	Salesforce, Inc.	120	(1,879,920)	185.00	09/18/2026	(60,840)
	Salesforce, Inc.	90	(1,409,940)	250.00	09/18/2026	(5,850)
	Zoetis, Inc.	600	(4,311,600)	80.00	07/17/2026	(12,000)
	TOTAL CALL OPTIONS					(575,115)
	(Premiums Received: ($706,667))

(0.21%)	PUT OPTIONS
	ASML Holding NV	85	(16,910,240)	650.00	12/18/2026	(46,750)
	Chipotle Mexican Grill, Inc.	1,000	(3,400,000)	31.00	07/10/2026	(8,000)
	Chipotle Mexican Grill, Inc.	1,200	(4,080,000)	30.00	09/18/2026	(115,200)
	Home Depot, Inc.	70	(2,468,760)	317.50	07/02/2026	(560)
	Meta Platforms, Inc.	40	(2,253,160)	532.50	07/02/2026	(1,480)
	Microsoft Corp.	100	(3,730,200)	335.00	07/10/2026	(2,800)
	Pool Corp.	220	(4,727,800)	165.00	07/17/2026	(37,400)
	Sprouts Farmers Market, Inc.	250	(2,114,500)	75.00	07/17/2026	(13,750)
	SPDR S&P 500 ETF Trust	6,500	(485,400,500)	680.00	07/10/2026	(104,000)
	Tractor Supply Co.	800	(2,528,800)	28.00	07/02/2026	(12,000)
	Ulta Beauty, Inc.	70	(3,156,860)	445.00	07/10/2026	(49,000)
	TOTAL PUT OPTIONS					(390,940)
	(Premiums Received: $2,639,713)

(0.51%)	TOTAL OPTIONS WRITTEN					$(966,055)
	(Premiums Received: ($3,346,380))

(A)Non-income producing.

RULE ONE FUND

Statement of Assets and LiabilitiesJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

ASSETS
Investments at value(1)	$189,440,197
Cash at brokers	1,036,110
Receivable for capital stock sold	574
Dividends and interest receivable	247,768
Prepaid expenses	85,504
TOTAL ASSETS	190,810,153

LIABILITIES
Options written at value(2)	966,055
Payable for capital stock redeemed	4,000
Interest payable	498
Accrued advisory fees	269,560
Accrued administration, transfer agent, and accounting fees	51,027
Other accrued expenses	6,260
TOTAL LIABILITIES	1,297,400

COMMITMENTS AND CONTINGENCIES (NOTE 2)

NET ASSETS	$189,512,753

Net Assets Consist of:
Paid-in-capital	$182,583,294
Distributable earnings (accumulated deficits)	6,929,459
Net Assets	$189,512,753

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	16,668,597
Net Asset Value and Redemption Price Per Share	$11.37

(1) Identified cost of:	$188,558,959
(2) Premiums received of:	$3,346,380

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Statement of OperationsSix Months Ended June 30, 2026 (unaudited)

INVESTMENT INCOME
Dividends(1)	$185,587
Interest	1,727,439
Total investment income	1,913,026

EXPENSES
Investment advisory fees (Note 2)	1,780,129
Recordkeeping and administrative services (Note 2)	102,411
Accounting fees	66,898
Custody fees	7,990
Transfer agent fees (Note 2)	46,437
Professional fees	26,611
Filing and registration fees	24,375
Trustee fees (Note 2)	5,183
Compliance fees (Note 2)	4,439
Shareholder servicing and reports	30,672
Insurance	1,618
Interest expense	3,763
Other	10,260
Total expenses	2,110,786
Advisory fee waivers (Note 2)	(23,954)
Net Expenses	2,086,832
Net investment income (loss)	(173,806)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	5,164,672
Net realized gain (loss) on options purchased	3,916,515
Net realized gain (loss) on options written	(1,344,469)
Total net realized gain (loss)	7,736,718

Net change in unrealized appreciation (depreciation) of investments	(27,524,312)
Net change in unrealized appreciation (depreciation) of options purchased	(7,415,968)
Net change in unrealized appreciation (depreciation) of options written	1,672,214
Total net change in unrealized appreciation (depreciation)	(33,268,066)
Net realized and unrealized gain (loss)	(25,531,348)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(25,705,154)

(1) Net of foreign tax withheld of:	$1,770

RULE ONE FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(173,806)	$(169,376)
Total net realized gain (loss)	7,736,718	8,143,545
Total net change in unrealized appreciation (depreciation)	(33,268,066)	(5,943,182)
Increase (decrease) in net assets from operations	(25,705,154)	2,030,987

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(11,875,377)
Decrease in net assets from distributions	—	(11,875,377)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	5,735,981	31,874,207
Distributions reinvested	—	11,830,407
Shares redeemed	(19,622,518)	(23,136,404)
Increase (decrease) in net assets from capital stock transactions	(13,886,537)	20,568,210

NET ASSETS
Increase (decrease) during period	(39,591,691)	10,723,820
Beginning of period	229,104,444	218,380,624
End of period	$189,512,753	$229,104,444

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Statement of Cash FlowsSix Months Ended June 30, 2026 (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(25,705,154)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(71,359,741)
Proceeds from disposition of investment securities	30,668,139
Purchase options	(16,652,483)
Proceeds from disposition of options purchased	16,509,710
Premiums received from options written	8,093,700
Payments to close options written	(8,001,928)
Sale (purchase) of short term securities, net	42,223,289
Decrease (increase) in dividends and interest receivable	169,079
Decrease (increase) in prepaid assets	(42,205)
Increase (decrease) in interest expense payable	(94)
Increase (decrease) in accrued advisory fees	(60,379)
Increase (decrease) in other accrued expense	16,110
Net unrealized depreciation (appreciation) of investments, options purchased and options written	33,268,066
Net realized (gain) loss on investments, options purchased and options written	(7,736,718)
Net cash provided (used) by operating activities	1,389,391
Cash flows from financing activities:
Proceeds from shares sold	6,317,036
Payments on shares redeemed	(19,752,106)
Net cash provided by financing activities	(13,435,070)
Net increase (decrease) in cash	(12,045,679)
Cash:
Beginning balance	13,081,789
Ending balance	$1,036,110

Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of:
Interest paid	$3,857

RULE ONE FUND

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Selected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2026 (unaudited)	Years Ended December 31,
		2025		2024		2023		2022		2021

Net asset value, beginning of period	$12.87	$13.43		$12.23		$10.18		$11.64		$11.07
Investment activities
Net investment income (loss)(1)	(0.01)	(0.01)		0.02		0.08		(0.04)		(0.11)
Net realized and unrealized gain (loss) on investments	(1.49)	0.15		1.99		2.06		(0.99)		1.53
Total from investment activities	(1.50)	0.14		2.01		2.14		(1.03)		1.42
Distributions
Net investment income	—	—		(0.02)		(0.09)		—		—
Net realized gain	—	(0.70)		(0.79)		—		(0.43)		(0.85)
Total distributions	—	(0.70)		(0.81)		(0.09)		(0.43)		(0.85)
Net asset value, end of period	$11.37	$12.87		$13.43		$12.23		$10.18		$11.64
Total Return(2)	(11.69%)	1.06%		16.42%		21.02%		(8.84%)		12.87%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.99%	1.98	%(4)(5)(6)	2.36	%(4)(6)	2.28	%(4)(6)	2.05	%(4)(6)	2.03	%(4)(6)
Expenses, net of waiver or recovery	1.99%	2.00	%(5)(7)	2.35	%(7)	2.25	%(7)	2.02	%(7)	2.01	%(7)
Net investment income (loss)	(0.17%)	(0.07	%)(5)	0.12%		0.76%		(0.36%)		(0.93%)
Portfolio turnover rate(2)	39.70%	50.99%		70.86%		100.92%		47.30%		61.92%
Net assets, end of period (000s)	$189,513	$229,104		$218,381		$179,998		$148,358		$157,403

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross expense ratio reflects the effect of interest and proxy expenses, which are excluded from the Fund’s expense limitation agreement.

(5)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.02% for the year ended December 31, 2025.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding interest and proxy expenses, would have been: 1.97% for the year ended December 31, 2025; 2.00% for the year ended December 31, 2024; 2.02% for the year ended December 31, 2023; 2.02% for the year ended December 31, 2022; and 2.01% for the year ended December 31, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest and proxy expenses, would have been: 1.99% for the year ended December 31, 2025; 1.99% for the year ended December 31, 2024; 1.99% for the year ended December 31, 2023; 1.99% for the year ended December 31, 2022; and 1.99% for the year ended December 31, 2021.

RULE ONE FUND

Notes to Financial StatementsJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. On August 25, 2020, the Board of Trustees of the Trust (the “Board”) approved a change in the Fund’s fiscal year end from March 31 to December 31. The Fund offers Founders Class and Investor Class shares. As of June 30, 2026, the Investor Class had no shares outstanding. The Founders Class commenced operations on June 3, 2019.

The Fund’s investment objective is to seek long-term capital appreciation with less volatility than the broad equity market.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outline in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Rule One Partners, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Portfolio Managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$116,331,690	$—	$—	$116,331,690
Money Market Fund	62,823,662	—	—	62,823,662
Call Options Purchased	—	8,520,000	—	8,520,000
Put Options Purchased	—	1,764,845	—	1,764,845
	$179,155,352	$10,284,845	$—	$189,440,197
Liabilities
Call Options Written	$—	$(575,115)	$—	$(575,115)
Put Options Written	—	(390,940)	—	(390,940)
	$—	$(966,055)	$—	$(966,055)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and sector. The Fund held no Level 3 securities during the six months ended June 30, 2026.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2026, there were no such reclassifications.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning their use of derivatives.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Purchased	$10,284,845	$—	$10,284,845	$(966,055)	$—	$9,318,790

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Written	$(966,055)	$—	$(966,055)	$966,055	$—	$—

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

The following derivatives, whose underlying risk exposure is equity price risk, are held by the Fund on June 30, 2026:

Derivative	Value of Asset Derivatives
Call Options Purchased	$8,520,000
Put Options Purchased	1,764,845
	$10,284,845	*

	Value of Liability Derivatives
Call Options Written	$(575,115)
Put Options Written	(390,940)
	$(966,055	)**

*Statement of Assets and Liabilities location: Investments at value.

**Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2026, is as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Purchased	$8,859,866	$(8,265,945)
Put Options Purchased	(4,943,351)	849,977
	$3,916,515	$(7,415,968)

Call Options Written	$(5,084,464)	$935,156
Put Options Written	3,739,995	737,058
	$(1,344,469)	$1,672,214

*Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

The derivative instruments outstanding as June 30, 2026 disclosed above, and their effect on the Statement of Operations for six months ended June 30, 2026, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the six months ended June 30, 2026:

Average Notional Value
Options Purchased	$415,667,780
Options Written	(302,605,290)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. As of June 30, 2026, the value of securities sold short against collateral for the Fund was as follows:

Securities Sold Short	Collateral of Cash and Securities	Segregated Cash of Collateral	Securities Held as Collateral
$ —	$36,983,410	$36,983,410	$ —

The collateral includes deposits with brokers for options written and securities sold short. For the six months ended June 30, 2026, the margin interest fees and short debit fees associated with such transactions were $3,763.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, the Advisor provides investment advisory services to the Fund for an annual fee of 1.70% of the Fund’s daily net assets.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until May 1, 2027. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The Advisor earned and waived investment advisory fees for the six months ended June 30, 2026, as follows:

Advisory Fees Earned	Advisory Fees Waived
$1,780,129	$23,954

The total amounts of recoverable waivers and reimbursements as of June 30, 2026, are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2026	2027	2028	Total
$46,514	$18,031	$23,954	$88,499

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For its services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2026, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$98,536	$46,287	$59,000

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended June 30, 2026, Watermark received $4,439 in fees from the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term investments for the six months ended June 30, 2026, were as follows:

Purchases	Sales
$81,805,626	$46,170,071

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for the annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended June 30, 2026, and the year ended December 31, 2025, was as follows:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Distributions paid from:
Ordinary income	$—	$3,668,224
Realized gains	—	8,207,153
	$—	$11,875,377

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (loss)	$(173,806)
Accumulated net realized gain (loss) on investments	3,841,702
Net unrealized appreciation (depreciation) of investments	3,261,563
$6,929,459

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$185,212,579	$25,633,317	$(22,371,754)	$3,261,563

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Shares sold	$461,488	$2,296,239
Shares reinvested	—	917,797
Shares redeemed	(1,588,722)	(1,678,544)
Net increase (decrease)	$(1,127,234)	$1,535,492

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged

RULE ONE FUND

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the six months ended June 30, 2026, the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of June 30, 2026	Interest Expense
$163,686	4.64%	$3,622,551	$ —	$3,763

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

RULE ONE FUND

Supplemental Information (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2026

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.